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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.        Name and address of issuer:
          New England Variable Annuity Fund I
          c/o Metropolitan Life Insurance Company
          One Madison Avenue
          New York, NY 10010

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2.        The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
          classes):              X

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3.        Investment Company Act File Number: 811-01930

          Securities Act File Number: 333-11137

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4(a).     Last day of fiscal year for which this Form is filed:  December 31,
          2002

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4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
          Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). [_] Check box if this is the last time the issuer will be filing this
          Form.

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5.        Calculation of registration fee:

          (i)   Aggregate sale price of securities sold
                during the fiscal year pursuant to
                section 24(f):                                     $    368,416
                                                                   ------------

          (ii)  Aggregate price of securities redeemed
                or repurchased during the fiscal year: $ 5,678,915
                                                       -----------

          (iii) Aggregate price of securities redeemed
                or repurchased during any prior fiscal
                year ending no earlier than October 11,
                1995 that were not previously used to
                reduce registration fees payable to
                the Commission:                        $46,591,513
                                                       -----------

          (iv)  Total available redemption credits
                [add Items 5(ii) and 5(iii)]:                      $(52,270,428)
                                                                   ------------

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          (v)    Net sales -- if Item 5(i) is greater
                 than Item 5(iv) [subtract Item 5(iv)
                 from Item 5(i)]:                                   $    0
                                                                    ------------

          (vi)   Redemption credits available for
                 use in future years--if Item 5(i)      $(51,902,012)
                 is less than Item 5(iv) [subtract      ------------
                 Item 5(iv) from Item 5(i)]:

          (vii)  Multiplier for determining registration             x .0000809
                 fee (See Instruction C.9):                          -----------

          (viii) Registration fee due [multiply Item 5(v) by      = $    0
                 Item 5(vii)] (enter "0" if no fee is due):       --------------

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6.        Prepaid Share

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________

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7.        Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                  + $
                                                                    ------------
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8.        Total of the amount of the registration fee due plus any interest
          due [line 5(viii) plus line 7]:                         = $    0
                                                                    ------------
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9.        Date the registration fee and any interest payment was sent to the
          Commission's lockbox depository:

                  Method of Delivery:

                                             Wire Transfer
                                             Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                                    By:  /s/      Marie C. Swift
                                            ------------------------------------
By (Signature and Title)                          Marie C. Swift
                                                  Associate General Counsel

Date:  March 14, 2003
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